Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit protection sold/purchased
Credit protection sold	SFr (204.8)	SFr (221.9)
Credit protection purchased	189.4	210.8
Net credit protection (sold)/purchased	(15.4)	(11.1)
Other protection purchased	59.2	88.7
Fair value of credit protection sold	0.4	3.1
Total return swaps
Credit protection sold/purchased
Credit protection sold	(14.4)	(16.7)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(43.6)	(61.1)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.3)	(140.4)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.9)	(20.4)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(17.2)
Credit protection purchased	11.6	15.4
Net credit protection (sold)/purchased	(0.9)	(1.8)
Other protection purchased	5.3	4.1
Fair value of credit protection sold	0.0	0.0
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.3)	(204.7)
Credit protection purchased	177.8	195.4
Net credit protection (sold)/purchased	(14.5)	(9.3)
Other protection purchased	53.9	84.6
Fair value of credit protection sold	0.4	3.1
Investment grade
Credit protection sold/purchased
Credit protection sold	(152.0)	(162.1)
Credit protection purchased	143.0	156.8
Net credit protection (sold)/purchased	(9.0)	(5.3)
Other protection purchased	36.1	55.5
Fair value of credit protection sold	(0.2)	1.2
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.8)	(59.8)
Credit protection purchased	46.4	54.0
Net credit protection (sold)/purchased	(6.4)	(5.8)
Other protection purchased	23.1	33.2
Fair value of credit protection sold	0.6	1.9
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(81.0)	(84.7)
Credit protection purchased	74.3	77.4
Net credit protection (sold)/purchased	(6.7)	(7.3)
Other protection purchased	24.8	27.6
Fair value of credit protection sold	0.9	1.4
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.0)	(19.2)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(62.7)	(60.6)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.3)	(4.9)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(17.2)
Credit protection purchased	11.6	15.4
Net credit protection (sold)/purchased	(0.9)	(1.8)
Other protection purchased	5.3	4.1
Fair value of credit protection sold	0.0	0.0
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(68.5)	(67.5)
Credit protection purchased	62.7	62.0
Net credit protection (sold)/purchased	(5.8)	(5.5)
Other protection purchased	19.5	23.5
Fair value of credit protection sold	0.9	1.4
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.5)	(52.6)
Credit protection purchased	47.8	47.9
Net credit protection (sold)/purchased	(4.7)	(4.7)
Other protection purchased	13.0	11.5
Fair value of credit protection sold	0.5	0.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.5)	(32.1)
Credit protection purchased	26.5	29.5
Net credit protection (sold)/purchased	(2.0)	(2.6)
Other protection purchased	11.8	16.1
Fair value of credit protection sold	0.4	0.9
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(123.8)	(137.2)
Credit protection purchased	115.1	133.4
Net credit protection (sold)/purchased	(8.7)	(3.8)
Other protection purchased	34.4	61.1
Fair value of credit protection sold	(0.5)	1.7
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(29.6)	(41.9)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(82.6)	(79.8)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(11.6)	(15.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(123.8)	(137.2)
Credit protection purchased	115.1	133.4
Net credit protection (sold)/purchased	(8.7)	(3.8)
Other protection purchased	34.4	61.1
Fair value of credit protection sold	(0.5)	1.7
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(99.5)	(109.5)
Credit protection purchased	95.2	108.9
Net credit protection (sold)/purchased	(4.3)	(0.6)
Other protection purchased	23.1	44.0
Fair value of credit protection sold	(0.7)	0.7
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.3)	(27.7)
Credit protection purchased	19.9	24.5
Net credit protection (sold)/purchased	(4.4)	(3.2)
Other protection purchased	11.3	17.1
Fair value of credit protection sold	0.2	1.0
Bank
Credit protection sold/purchased
Credit protection sold	(204.8)	(221.9)
Credit protection purchased	189.4	210.8
Net credit protection (sold)/purchased	(15.4)	(11.1)
Other protection purchased	59.2	88.7
Fair value of credit protection sold	0.4	3.1
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(14.4)	(16.7)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(43.6)	(61.1)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.3)	(140.4)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.9)	(20.4)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(17.2)
Credit protection purchased	11.6	15.4
Net credit protection (sold)/purchased	(0.9)	(1.8)
Other protection purchased	5.3	4.1
Fair value of credit protection sold	0.0	0.0
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.3)	(204.7)
Credit protection purchased	177.8	195.4
Net credit protection (sold)/purchased	(14.5)	(9.3)
Other protection purchased	53.9	84.6
Fair value of credit protection sold	0.4	3.1
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(152.0)	(162.1)
Credit protection purchased	143.0	156.8
Net credit protection (sold)/purchased	(9.0)	(5.3)
Other protection purchased	36.1	55.5
Fair value of credit protection sold	(0.2)	1.2
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.8)	(59.8)
Credit protection purchased	46.4	54.0
Net credit protection (sold)/purchased	(6.4)	(5.8)
Other protection purchased	23.1	33.2
Fair value of credit protection sold	0.6	1.9
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(81.0)	(84.7)
Credit protection purchased	74.3	77.4
Net credit protection (sold)/purchased	(6.7)	(7.3)
Other protection purchased	24.8	27.6
Fair value of credit protection sold	0.9	1.4
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.0)	(19.2)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(62.7)	(60.6)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.3)	(4.9)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(17.2)
Credit protection purchased	11.6	15.4
Net credit protection (sold)/purchased	(0.9)	(1.8)
Other protection purchased	5.3	4.1
Fair value of credit protection sold	0.0	0.0
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(68.5)	(67.5)
Credit protection purchased	62.7	62.0
Net credit protection (sold)/purchased	(5.8)	(5.5)
Other protection purchased	19.5	23.5
Fair value of credit protection sold	0.9	1.4
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.5)	(52.6)
Credit protection purchased	47.8	47.9
Net credit protection (sold)/purchased	(4.7)	(4.7)
Other protection purchased	13.0	11.5
Fair value of credit protection sold	0.5	0.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.5)	(32.1)
Credit protection purchased	26.5	29.5
Net credit protection (sold)/purchased	(2.0)	(2.6)
Other protection purchased	11.8	16.1
Fair value of credit protection sold	0.4	0.9
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(123.8)	(137.2)
Credit protection purchased	115.1	133.4
Net credit protection (sold)/purchased	(8.7)	(3.8)
Other protection purchased	34.4	61.1
Fair value of credit protection sold	(0.5)	1.7
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(29.6)	(41.9)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(82.6)	(79.8)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(11.6)	(15.5)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(123.8)	(137.2)
Credit protection purchased	115.1	133.4
Net credit protection (sold)/purchased	(8.7)	(3.8)
Other protection purchased	34.4	61.1
Fair value of credit protection sold	(0.5)	1.7
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(99.5)	(109.5)
Credit protection purchased	95.2	108.9
Net credit protection (sold)/purchased	(4.3)	(0.6)
Other protection purchased	23.1	44.0
Fair value of credit protection sold	(0.7)	0.7
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.3)	(27.7)
Credit protection purchased	19.9	24.5
Net credit protection (sold)/purchased	(4.4)	(3.2)
Other protection purchased	11.3	17.1
Fair value of credit protection sold	SFr 0.2	SFr 1.0